Subsequent Events (Details) - Major business combination - GalaxE Group, Inc $ in Millions	Feb. 29, 2024 USD ($) employee
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Number of additional employees acquired | employee	1,650
Total consideration transferred	$ 405
Fair value of contingent consideration	$ 30